Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax and social contribution	R$ (119,705)		R$ (105,687)		R$ (155,843)
Adjustments for:
Depreciation and amortization	287,779		268,714		211,156
Share of loss profit of equity-accounted investees	18,655		4,512		0
Impairment losses on trade receivables	55,771		45,904		32,726
Reversal for tax, civil and labor risks, net	(9,611)		(15,099)		(1,986)
Provision on accounts payable for business combination	23,562		0		0
Interest on provision for tax, civil and labor losses	58,265		42,063		34,300
Interest on bonds and financing	117,495		108,896		43,549
Contractual obligations and right to returned goods	(15,097)		11,312		(1,159)
Interest on accounts payable for business combination and acquisition of associates	65,207		65,725		8,158
Interest on suppliers	38,228		19,810		157
Share-based payment expense	13,382		19,043		22,526
Interest on lease liabilities	12,717		13,143		14,984
Interest on marketable securities	(40,155)		(54,954)		(26,719)
Other finance costs, net	0		3,441		0
Cancellations of right-of-use contracts	(6,037)		616		(195)
Residual value of disposals of property and equipment and intangible assets	3,487		13,960		124
Cash flows from operating activities before changes in working capital	503,943		441,399		181,778
Changes in
Trade receivables	(103,162)		(189,329)		(25,408)
Inventories	(33,710)		(24,087)		8,079
Prepayments	(15,163)		(16,576)		(12,511)
Taxes recoverable	1,416		(16,566)		(4,914)
Judicial deposits and escrow accounts	(12,729)		(16,035)		(6,076)
Other receivables	(1,076)		1,133		(1,789)
Related parties – other receivables	(5,398)		(1,258)		0
Suppliers	40,604		121,519		(16,124)
Salaries and social charges	3,872		37,166		(9,890)
Tax payable	3,674		(4,039)		5,711
Contractual obligations and deferred income	(12,706)		375		(2,659)
Other liabilities	(23,980)		(3,084)		(671)
Other liabilities - related parties	15,006		(39,218)		(94,155)
Cash generated from operating activities	360,591		291,400		21,371
Payment of interest on leases	(11,637)		(14,941)		(14,692)
Payment of interest on bonds and financing	(118,901)	[1]	(92,500)		(24,922)
Payment of interest on business combinations	(8,096)		(603)		(1,571)
Income tax and social contribution paid	(1,616)		(7,153)		(1,167)
Payment of provision for tax, civil and labor losses	(1,489)		(1,363)		(627)
Net cash from (used in) operating activities	218,852		174,840		(21,608)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(21,537)		(61,143)		(20,910)
Additions of intangible assets	(105,292)		(90,588)		(55,878)
Acquisition of subsidiaries net of cash acquired	(3,212)		(80,559)		(186,218)
Proceeds from investment in marketable securities	1,228,882		1,637,898		2,641,308
Purchase of investment in marketable securities	(1,054,155)		(1,800,550)		(2,289,836)
Net cash from (used in) investing activities	44,686		(394,942)		88,466
CASH FLOWS FROM FINANCING ACTIVITIES
Suppliers - related parties	0		0		(1,450)
Payments of loans from related parties	(50,885)		(254,885)		(20,884)
Lease liabilities paid	(30,471)		(27,003)		(21,998)
Purchase of treasury shares	(39,931)		0		(23,880)
Payments of bonds and financing	0		(759)		(477,741)
Issuance of securities with related parties	0		250,000		0
Issuance of bonds net off issuance costs	0		0		497,000
Payments of accounts payable for business combination and acquisition of associates	(92,152)		(11,379)		(19,168)
Net cash used in financing activities	(213,439)		(44,026)		(68,121)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	50,099		(264,128)		(1,263)
Cash and cash equivalents at beginning of period	45,765	[2]	309,893		311,156
Cash and cash equivalents at end of period	95,864	[2]	45,765	[2]	309,893
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	R$ 50,099		R$ (264,128)		R$ (1,263)

[1]	We present below the composition of interest and principal payments considering the issues made:
[2]	The Company invests in short-term fixed income investment funds with daily liquidity and no material risk of change in value. Financial investments presented an average gross yield of 104% of the annual CDI rate on December 31, 2023 (103% on December 31, 2022). All investments are highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value and correspond to the cash obligations for the period.